SCHEDULE OF REAL ESTATE TAX RECOGNIZED (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Rental revenues	$ 391	$ 464
Other operating expenses	$ 391	$ 464